Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Material Accounting Policies
Schedule of expected useful lives for property, plant and equipment

Major components of Property, Plant and Equipment are depreciated on a straight line basis over their expected useful lives.

Oil sands upgraders	30 to 40 years
Oil sands extraction plants and mine facilities	10 to 30 years
Oil sands mine equipment	10 to 15 years
Oil sands in situ processing facilities	25 to 40 years
Power generation and utility plants	25 to 40 years
Refineries and other processing plants	20 to 40 years
Marketing and other distribution assets	10 to 40 years

The costs of major inspection, overhaul and turnaround activities that are capitalized are depreciated on a straight line basis over the period to the next scheduled activity, which varies from two to five years.